UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.
Hodges Fund
SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.2%

	Aerospace & Defense: 2.0%
210,000	The Boeing Co.	$13,801,200

	Airlines: 4.5%
1,950,000	AMR Corp.	9,984,000
900,000	Continental Airlines, Inc.*	9,099,000
1,000,000	Southwest Airlines Co.	13,040,000
		32,123,000
	Auto Components: 0.1%
100,000	Westport Innovations, Inc.*	489,872

	Automobiles: 0.8%
500,000	General Motors Corp.	5,750,000

	Capital Markets: 3.1%
170,000	Legg Mason, Inc.	7,406,900
325,000	Penson Worldwide, Inc.*	3,883,750
610,000	U.S. Global Investors, Inc. - Class A	10,217,500
		21,508,150
	Chemicals: 1.6%
50,000	Potash Corp. of Saskatchewan, Inc.	11,428,500

	Commercial Services & Supplies: 1.2%
1,000,000	A.T. Cross Co. - Class A*(1)	8,330,000

	Communications Equipment: 2.4%
720,000	Cisco Systems, Inc.*	16,747,200

	Computers & Peripherals: 1.7%
70,000	Apple Computer, Inc.*	11,720,800

	Construction Materials: 2.6%
325,000	Texas Industries, Inc.	18,242,250

	Electronic Equipment & Instruments: 1.1%
588,100	Napco Security Systems, Inc.*	2,664,093
992,500	Wireless Ronin Technologies, Inc.*(1)(2)	4,873,175
		7,537,268
	Energy Equipment & Services: 17.0%
155,000	Atwood Oceanics, Inc.*	19,272,700
170,000	Bristow Group, Inc.	8,413,300
255,000	Halliburton Co.	13,532,850
170,000	Helmerich & Payne, Inc.	12,243,400
50,000	National-Oilwell, Inc.*	4,436,000
250,000	Rowan Cos., Inc.*	11,687,500
200,000	Schlumberger Ltd.	21,486,000
190,000	Transocean, Inc.	28,954,100
		120,025,850
	Food & Staples Retailing: 3.6%
140,000	Costco Wholesale Corp.	9,819,600
213,000	PriceSmart, Inc.	4,213,140
200,000	Wal-Mart Stores, Inc.	11,240,000
		25,272,740
	Food Products: 2.6%
395,000	Cal-Maine Foods, Inc.	13,031,050
550,830	Rocky Mountain Chocolate Factory, Inc.(1)(2)	5,304,493
		18,335,543
	Hotels, Restaurants & Leisure: 3.2%
200,000	CBRL Group, Inc.	4,902,000
900,000	Krispy Kreme Doughnuts, Inc.*	4,491,000
1,000,000	Luby's, Inc.*	6,100,000
430,000	Starbucks Corp.*	6,768,200
		22,261,200

	Household Products: 1.3%
150,000	Procter & Gamble Co.	9,121,500

	Industrial Conglomerates: 0.8%
200,000	General Electric Co.	5,338,000

	Insurance: 0.2%
172,000	Hallmark Financial Services, Inc.*	1,663,240

	Machinery: 6.9%
150,000	Caterpillar, Inc.	11,073,000
340,000	Cummins, Inc.	22,276,800
35,000	Joy Global, Inc.	2,654,050
360,000	Trinity Industries, Inc.	12,488,400
		48,492,250
	Marine: 2.9%
255,000	DryShips, Inc.	20,445,900

	Media: 1.1%
1,000,000	XM Satellite Radio Holdings, Inc. - Class A*	7,840,000

	Medical Devices: 0.4%
10,000	Intuitive Surgical, Inc.*	2,694,000

	Metals & Mining: 7.7%
751,000	Commercial Metals Co.	28,312,700
228,000	Northwest Pipe Co.*	12,722,400
20,000	Nucor Corp.	1,493,400
65,000	United States Steel Corp.	12,010,700
		54,539,200
	Multiline Retail: 0.8%
145,000	Kohl's Corp.*	5,805,800

	Oil, Gas & Consumable Fuels: 13.5%
480,000	Chesapeake Energy Corp.	31,660,800
170,000	ConocoPhillips	16,046,300
300,100	Cubic Energy, Inc.*	1,257,419
200,000	Devon Energy Corp.	24,032,000
120,000	Exxon Mobil Corp.	10,575,600
75,000	GMX Resources, Inc.	5,557,500
40,000	Petroleo Brasileiro SA - ADR	2,833,200
60,000	Suncor Energy, Inc.	3,487,200
		95,450,019
	Personal Products: 0.2%
400,900	Female Health Co.*(2)	1,062,385

	Pharmaceuticals: 0.9%
100,000	Johnson & Johnson	6,434,000

	Real Estate Investment Trusts: 0.0%
642,440	Thornburg Mortgage, Inc.	129,773

	Road & Rail: 7.7%
255,000	Burlington Northern Santa Fe Corp.	25,471,950
150,000	Norfolk Southern Corp.	9,400,500
256,000	Union Pacific Corp.	19,328,000
		54,200,450
	Specialty Retail: 1.3%
100,000	The Home Depot, Inc.	2,342,000
250,000	Jos A. Bank Clothiers, Inc.*	6,687,500
		9,029,500
	Textiles, Apparel & Luxury Goods: 0.9%
800,000	Crocs, Inc.*	6,408,000

	Transportation Infrastructure: 2.1%
370,000	Aegean Marine Petroleum Network, Inc.	15,055,300

	TOTAL COMMON STOCKS
	(Cost $608,775,375)	677,282,890

	PARTNERSHIPS & TRUSTS: 3.7%
262,500	Mesabi Trust	8,085,000
338,500	Texas Pacific Land Trust	17,940,500
		26,025,500
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $15,311,708)	26,025,500

Contracts		Value
	CALL OPTIONS PURCHASED: 0.4%
	AMR Corp.
2,000	Expiration: January, 2009, Exercise Price: $20.00	55,000

	Dell, Inc.
500	Expiration: January, 2009, Exercise Price: $22.50	109,000

	International Business Machines Corp.
500	Expiration: January, 2009, Exercise Price: $90.00	1,522,500

	Schlumberger Ltd.
300	Expiration: January, 2009, Exercise Price: $80.00	915,000

	YRC Worldwide, Inc.
500	Expiration: January, 2009, Exercise Price: $15.00	267,500

	TOTAL PURCHASED OPTIONS
	(Cost $5,108,100)	2,869,000

Shares		Value
	SHORT-TERM INVESTMENT: 0.0%
1,259	Federated Cash Trust - Treasury Cash Series II	1,259

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,259)	1,259

	TOTAL INVESTMENTS IN SECURITIES: 100.3%
	(Cost $629,196,442)	706,178,649
	Liabilities in Excess of Other Assets: (0.3)%	(1,934,500)
	TOTAL NET ASSETS: 100.0%	$704,244,149

* Non-income producing security.
ADR - American Depository Receipt.
(1) Affiliated Company as defined by the Investment Company Act of 1940.
(2) Security is considered illiquid. As of June 30, 2008, the value of these investments was
$11,240,053 or 1.6% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows+:

Cost of investments		$634,253,951
Gross unrealized appreciation		150,617,997
Gross unrealized depreciation		(78,693,299)
Net unrealized appreciation		$71,924,698

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN at June 30, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
	Potash Corp. of Saskatchewan
200	Expiration: January, 2009, Exercise Price: $220.00	$863,000

	United States Steel Corp.
200	Expiration: January, 2009, Exercise Price: $180.00	617,000

	TOTAL OPTIONS WRITTEN	1,480,000
	(Premiums received $1,044,724)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments

Level 1 - Quoted prices	$706,178,649.00	($1,480,000.00)
Level 2 - Other Significant
observable inputs
Level 3 - Significant
unobservable inputs
Total	$706,178,649.00	($1,480,000.00)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Hodges Small Cap Fund
SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 92.2%

	Airlines: 3.1%
50,000	AMR Corp.	$256,000
22,000	Continental Airlines, Inc.*	222,420
		478,420
	Auto Components: 3.2%
100,000	Westport Innovations, Inc.*	489,872

	Capital Markets: 6.6%
30,000	Penson Worldwide, Inc.*	358,500
40,000	U.S. Global Investors, Inc. - Class A	670,000
		1,028,500
	Commercial Services & Supplies: 2.7%
50,000	A.T. Cross Co. - Class A*	416,500

	Construction & Engineering: 2.3%
15,000	Centex Corp.	200,550
8,000	Sterling Construction Co.*	158,880
		359,430
	Construction Materials: 2.5%
7,000	Texas Industries, Inc.	392,910

	Electrical Equipment: 3.4%
15,000	Baldor Electric Co.	524,700

	Electronic Equipment & Instruments: 4.2%
9,600	Napco Security Systems, Inc.*	43,488
7,000	Universal Electronics, Inc.*	146,300
95,000	Wireless Ronin Technologies, Inc.*	466,450
		656,238
	Energy Equipment & Services: 4.6%
14,500	Bristow Group, Inc.	717,605

	Food & Staples Retailing: 1.3%
10,000	PriceSmart, Inc.	197,800

	Food Products: 3.8%
15,000	Cal-Maine Foods, Inc.	494,850
10,000	Rocky Mountain Chocolate Factory, Inc.	96,300
		591,150
	Hotels Restaurants & Leisure: 8.3%
9,000	CBRL Group, Inc.	220,590
175,000	Krispy Kreme Doughnuts, Inc.*	873,250
30,000	Luby's, Inc.*	183,000
		1,276,840
	Insurance: 1.6%
25,000	Hallmark Financial Services, Inc.*	241,750

	IT Services: 1.4%
14,000	Perot Systems Corp.*	210,140

	Machinery: 11.9%
20,000	Alamo Group, Inc.	411,800
8,000	Hurco Cos, Inc.*	247,120
10,000	Titan Machinery, Inc.*	313,200
25,000	Trinity Industries, Inc.	867,250
		1,839,370
	Marine: 9.0%
12,000	Diana Shipping, Inc.	368,520
7,000	Dryships, Inc.	561,260
7,000	Genco Shipping & Trading Ltd	456,400
		1,386,180
	Metals & Mining: 6.9%
15,000	Commercial Metals Co.	565,500
9,000	Northwest Pipe Co.*	502,200
		1,067,700
	Oil, Gas & Consumable Fuels: 13.5%
15,000	Alon USA Energy, Inc Com	179,400
175,000	Cubic Energy, Inc.*	733,250
6,000	GMX Resources, Inc.	444,600
5,000	Encore Acquisition Co.*	375,950
10,000	Mariner Energy, Inc.*	369,700
		2,102,900
	Textiles, Apparel & Luxury Goods: 1.9%
36,000	Crocs, Inc.*	288,360

	TOTAL COMMON STOCKS
	(Cost $13,499,375)	14,266,365

	PARTNERSHIP & TRUST: 4.1%
12,000	Texas Pacific Land Trust	636,000

	TOTAL PARTNERSHIP & TRUST
	(Cost $484,657)	636,000

	SHORT-TERM INVESTMENT: 5.7%
888,461	Federated Cash Trust - Treasury Cash Series II	888,461

	TOTAL SHORT-TERM INVESTMENT
	(Cost $888,461)	888,461

	TOTAL INVESTMENTS IN SECURITIES: 102.0%
	(Cost $14,872,493)	15,790,826
	Liabilities in Excess of Other Assets: (2.0)%	(316,782)
	TOTAL NET ASSETS: 100.00%	$15,474,044

*Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows+:

Cost of investments		$14,872,493
Gross unrealized appreciation		2,313,743
Gross unrealized depreciation		(1,395,410)
Net unrealized depreciation		$918,333

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN at June 30, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
	Trinity Industries, Inc.
150	Expiration: October, 2008, Exercise Price: $45.00	$11,250

	TOTAL OPTIONS WRITTEN	11,250
	(Premiums received $37,495)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments

Level 1 - Quoted prices	$15,790,826.00	($11,250.00)
Level 2 - Other Significant
observable inputs
Level 3 - Significant
unobservable inputs
Total	$15,790,826.00	($11,250.00)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title     /s/Robert M. Slotky
                                              Robert M. Slotky, President

Date     August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
                                                 Robert M. Slotky, President

Date     August 19, 2008

By (Signature and Title)*     /s/Eric W. Falkeis
                                                  Eric W. Falkeis, Treasurer

Date     August 28, 2008

* Print the name and title of each signing officer under his or her signature.